Contingent Equity Line of Credit (Details) (USD $)	0 Months Ended		3 Months Ended
	Feb. 11, 2014	Feb. 12, 2014	Mar. 31, 2014
Contingent Equity Line of Credit (Textual)
Aggregate purchase price of common stock	$ 5,000,000		$ 795,000
Common stock issued as commitment fee		147,058
Number of shares issued, Value		$ 73,529	$ 555,000